COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Lease Commitments
Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2017 and for each succeeding fiscal year indicated below are (in the aggregate) as follows:

2018	$5,711
2019	4,190
2020	2,412
2021	675
2022	39

$13,027